Income Taxes - Reconciliation of the beginning and ending amount of uncertain tax positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Unrecognized tax benefits at the beginning of year	$ 3
Increase for current year positions	82
Increase for prior year positions	199
Expiration of statute of limitations		$ (3)
Unrecognized tax benefits at the end of year	$ 281	$ 3